Shareholder Fees {- Fidelity Simplicity RMD 2020 Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-09 | Fidelity Simplicity RMD 2020 Fund
Shareholder Fees:
(fees paid directly from your investment)	none